UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust
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(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Name and Address of Agent for Services)

(617) 482-8260
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(Registrant's Telephone Number)

October 31
-----------------------------------------------------------------------
Date of Fiscal Year End

April 30, 2004
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Date of Reporting Period

Item 1. Reports to Stockholders

[EATON VANCE LOGO]

EATON VANCE
EQUITY
RESEARCH
FUND

Semiannual Report April 30, 2004

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122.

=====================

IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


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From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
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


Eaton Vance Equity Research Fund as of April 30, 2004

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Walter Row, Investment Team Leader"]

Management Discussion
----------------------------------------------------------------------------

* During the past six months, Eaton Vance Equity Research Fund benefitted from a strengthening U.S. economy. April saw the first meaningful increases in job growth since the economic recovery began, real Gross Domestic Product growth in the 3rd quarter was the strongest in over 20 years, retail sales have increased steadily and other measures of economic activity have expanded at a healthy pace.

* The Fund had a return of 6.08% for the past six months ending April 30, 2004. For comparison, the S&P 500 Index, posted a total return of 6.27% for the same time period.1 The Fund earned positive returns in a favorable investment environment as interest rates remained at record low levels and the 2003 tax cuts produced a positive climate for stocks in general. The primary reason for the Fund's slight underperformance versus the S&P 500 was our disciplined stock selection process that did not allow us to own many stocks that do not meet our screening criteria. As is often the case, many lower-quality companies posted better performance than higher-quality companies. Also, the Fund had overweightings in information technology and health care sectors. While we feel both sectors possess favorable long-term growth prospects, short-term volatility did have an impact on the Fund's return.

* Strong demand for energy positively impacted Fund's performance over the six-month period. The increasing demand for energy strengthened stocks of oils producers as well as utilities. Demand for oil worldwide has been rising with the strengthening U.S. economy and the continued growth and expansion in Asian countries, specifically China and India.

* The Fund also experienced gains in banking and mortgage companies. With interest rates remaining at record low levels, the strength of businesses in the mortgage and lending industries have continued over the past six months. Housing has been a pillar of strength in the U.S. economy, and the success of banking and mortgage companies was directly linked to the continued strength in this segment of the economy.

* The U.S. economy continues to exhibit the signs of recovery, but risks, of course, are everpresent. We believe the Fund, with its emphasis on fundamental research, is positioned well to serve investors over the long term and to capitalize on the current economic recovery.


The Fund
----------------------------------------------------------------------------

The Past Six Months

* During the six months ended April 30, 2004, the Fund's shares had a total return of 6.08%. This return was the result of an increase in net asset value (NAV) to $10.45 on April 30, 2004, from $9.86 on October 31, 2003 and the reinvestment of $0.009 per share in dividend income.2


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The views expressed in this report are those of the investment team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any fund.
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Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
----------------------------------------------------------------------------


----------------------------------------------------------------------------
Fund Information
as of April 30, 2004

Performance 3
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                 20.77%
Life of Fund+                             1.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                 13.81%
Life of Fund+                            -0.57

+ Inception Date - 11/01/01

1 The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.

2 Returns are historical and do not include the 5.75% maximum sales charge. If the sales charge was deducted, the performance would be reduced.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com. The Fund's return for the twelve months ended April 30, 2004 reflects the strong performance of U.S. stocks during the period.

Eaton Vance Equity Research Fund as of April 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks -- 98.4%

Security                                          Shares               Value
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Aerospace and Defense -- 3.3%
----------------------------------------------------------------------------
General Dynamics Corp.                               160          $   14,979
Honeywell International, Inc.                        150               5,187
Lockheed Martin Corp.                                142               6,773
Northrop Grumman Corp.                                71               7,047
----------------------------------------------------------------------------
                                                                  $   33,986
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Auto Components -- 0.8%
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Borg-Warner, Inc.                                    106          $    8,686
----------------------------------------------------------------------------

Banks -- 5.5%
----------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                           275          $    4,500
Bank of America Corp.                                231              18,593
Charter One Financial                                107               3,571
Hanmi Financial Corp.                                100               2,477
National Commerce Financial Corp.                    106               2,819
North Fork Bancorp.                                  115               4,269
Popular, Inc.                                        116               4,872
TCF Financial Corp.                                   82               4,063
Wells Fargo & Co.                                    211              11,913
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                                                                  $   57,077
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Beverages -- 2.3%
----------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                            119          $    6,098
Coca Cola Co. (The)                                  125               6,321
PepsiCo, Inc.                                        205              11,170
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                                                                  $   23,589
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Biotechnology -- 2.0%
----------------------------------------------------------------------------
Abgenix, Inc.(1)                                     162          $    2,636
Amgen, Inc.(1)                                       233              13,111
Genzyme Corp.(1)                                     119               5,184
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                                                                  $   20,931
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Commercial Services & Supplies -- 0.5%
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Dun & Bradstreet Corp.(1)                            107          $    5,591
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Communications Equipment -- 2.4%
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Cisco Systems, Inc.(1)                               416          $    8,682
Corning, Inc.(1)                                     177               1,952
Motorola, Inc.                                       272               4,964
Nokia Corp., ADR                                     217               3,040
QUALCOMM, Inc.                                        75               4,684
SafeNet, Inc.(1)                                      60               1,290
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                                                                  $   24,612
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Computers and Business Equipment -- 2.0%
----------------------------------------------------------------------------
Dell Inc.(1)                                         136          $    4,721
International Business Machines Corp.                102               8,993
Lexmark International, Inc.(1)                        76               6,875
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                                                                  $   20,589
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Consumer Finance -- 0.4%
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Student Loan Corp.                                    30          $    4,248
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Containers & Packaging -- 0.4%
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Smurfit-Stone Container Corp.(1)                     220          $    3,782
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Electrical Equipment -- 0.6%
----------------------------------------------------------------------------
Emerson Electric Co.                                 107          $    6,444
----------------------------------------------------------------------------

Electronics - Semiconductors -- 6.5%
----------------------------------------------------------------------------
Altera Corp.(1)                                      222          $    4,442
Analog Devices, Inc.                                 142               6,049
Applied Materials, Inc..(1)                          190               3,464
Broadcom Corp., Class A.(1)                           63               2,379
Cymer, Inc.(1)                                       133               4,253
Intel Corp.                                          265               6,818
KLA-Tencor Corp.(1)                                   53               2,209
Linear Technology Corp.                              120               4,276
Marvell Technology Group Ltd. (1)                    165               6,390
Maxim Integrated Products, Inc.                      143               6,577
Microchip Technology, Inc.                           219               6,136
Silicon Laboratories, Inc.(1)                        125               5,894
STMicroelectronics N.V., NY shares(1)                203               4,419

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
----------------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------------
Xilinx Inc.(1)                                       103          $    3,464
----------------------------------------------------------------------------
                                                                  $   66,770
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Financial Services - Diversified -- 3.1%
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Citigroup, Inc.                                      535          $   25,728
Moody's Corp.                                         90               5,806
----------------------------------------------------------------------------
                                                                  $   31,534
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Foods -- 1.8%
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Nestle SA, ADR                                       215          $   13,597
Sara Lee Corp.                                       220               5,078
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                                                                  $   18,675
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Health Care Equipment & Supplies -- 2.4%
----------------------------------------------------------------------------
Baxter International, Inc.                           165          $    5,222
Boston Scientific Corp.(1)                           110               4,531
Guidant Corp.                                         76               4,789
Medtronic, Inc.                                      104               5,248
Zimmer Holdings, Inc.(1)                              66               5,270
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                                                                  $   25,060
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Health Care Services -- 3.6%
----------------------------------------------------------------------------
Aetna, Inc.                                           59          $    4,882
Anthem, Inc.(1)                                       55               4,872
Cardinal Health, Inc.                                152              11,134
Caremark Rx, Inc.(1)                                 420              14,217
WebMD Corp.(1)                                       270               2,373
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                                                                  $   37,478
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Household Durables -- 0.5%
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Lennar Corp., Class A                                 90          $    4,216
Lennar Corp., Class B                                  8                 351
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                                                                  $    4,567
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Household Products -- 1.2%
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Procter & Gamble Co.                                 119          $   12,584
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Industrial Conglomerates -- 3.7%
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Allete, Inc.                                         137          $    4,733
General Electric Co.                                 847              25,368
Tyco International Ltd.                              310               8,510
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                                                                  $   38,611
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Insurance -- 5.2%
----------------------------------------------------------------------------
AFLAC Inc.                                           149          $    6,292
Allstate Corp.                                        95               4,360
American International Group, Inc.                   207              14,832
Berkshire Hathaway, Class B (1)                        4              12,476
Marsh & McLennan Cos.                                 63               2,841
MetLife, Inc.                                        133               4,588
Progressive Corp.                                     64               5,601
XL Capital Ltd., Class A                              30               2,291
----------------------------------------------------------------------------
                                                                  $   53,281
----------------------------------------------------------------------------

Internet Software & Services -- 0.5%
----------------------------------------------------------------------------
LivePerson, Inc.(1)                                  500          $    2,219
Yahoo! Inc.(1)                                        65               3,280
----------------------------------------------------------------------------
                                                                  $    5,499
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Investment Services -- 2.9%
----------------------------------------------------------------------------
Affiliated Managers Group(1)                          93          $    4,529
Goldman Sachs Group, Inc.                             79               7,623
J.P. Morgan Chase & Co.                              191               7,182
Legg Mason, Inc.                                      54               4,971
Merrill Lynch & Co., Inc.                            105               5,694
----------------------------------------------------------------------------
                                                                  $   29,999
----------------------------------------------------------------------------

IT Consulting & Services -- 1.9%
----------------------------------------------------------------------------
Accenture Ltd., Class A(1)                           261          $    6,204
First Data Corp.                                      90               4,085
Fiserv Inc.(1)                                       158               5,776
SunGuard Data Systems, Inc.(1)                       129               3,363
----------------------------------------------------------------------------
                                                                  $   19,428
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See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
----------------------------------------------------------------------------

Machinery -- 1.9%
----------------------------------------------------------------------------
Danaher Corp.                                         50          $    4,626
Deere & Co.                                          129               8,777
Illinois Tool Works, Inc.                             70               6,035
----------------------------------------------------------------------------
                                                                  $   19,438
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Media -- 3.6%
----------------------------------------------------------------------------
Clear Channel Communications, Inc.                    86          $    3,568
Getty Images, Inc.(1)                                177               9,664
McGraw-Hill Companies, Inc.                          140              11,040
Omnicom Group, Inc.                                   27               2,147
Univision Communications, Inc., Class A(1             94               3,182
Viacom, Inc., Class B                                191               7,382
----------------------------------------------------------------------------
                                                                  $   36,983
----------------------------------------------------------------------------

Metals & Mining -- 1.7%
----------------------------------------------------------------------------
Alcan Inc.                                           102          $    4,103
Barrick Gold Corp.                                   125               2,404
Companhia Vale do Rio Doce, ADR                       75               3,412
GrafTech International, Ltd.(1)                      293               2,599
Inco Ltd.(1)                                          85               2,444
Teck Cominco, Ltd., Class B                          155               2,294
----------------------------------------------------------------------------
                                                                  $   17,256
----------------------------------------------------------------------------

Oil and Gas -- 6.1%
----------------------------------------------------------------------------
BP PLC                                               139          $    7,353
Burlington Resources, Inc.                           100               6,727
ConocoPhillips                                       127               9,055
ENI S.P.A., ADR                                       53               5,400
Exxon Mobil Corp.                                    391              16,637
Occidental Petroleum Corp.                           130               6,136
Total SA, ADR                                        122              11,239
----------------------------------------------------------------------------
                                                                  $   62,547
----------------------------------------------------------------------------

Paper and Forest Products -- 0.4%
----------------------------------------------------------------------------
Georgia Pacific Corp.                                110          $    3,861
----------------------------------------------------------------------------

Personal Products -- 2.3%
----------------------------------------------------------------------------
Gillette Co.                                         328          $   13,422
Estee Lauder Cos., Class A                           230              10,513
----------------------------------------------------------------------------
                                                                  $   23,935
----------------------------------------------------------------------------

Pharmaceuticals -- 6.0%
----------------------------------------------------------------------------
Johnson & Johnson Co.                                 85          $    4,593
King Pharmaceuticals, Inc.(1)                        195               3,364
Lilly (Eli) & Co.                                     69               5,093
Pfizer, Inc.                                         918              32,828
Sepracor, Inc.(1)                                    105               5,020
Wyeth                                                276              10,507
----------------------------------------------------------------------------
                                                                  $   61,405
----------------------------------------------------------------------------

Retail - Food and Staples -- 2.3%
----------------------------------------------------------------------------
Walgreen Co.                                         302          $   10,413
Wal-Mart Stores, Inc.                                234              13,338
----------------------------------------------------------------------------
                                                                  $   23,751
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Retail - Multiline -- 0.8%
----------------------------------------------------------------------------
Target Corp.                                         198          $    8,587
----------------------------------------------------------------------------

Retail - Specialty -- 4.5%
----------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                     340          $   10,693
Home Depot, Inc.                                     431              15,167
Linens 'N Things, Inc.(1)                            393              12,749
TJX Companies, Inc.                                  339               8,329
----------------------------------------------------------------------------
                                                                  $   46,938
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Road & Rail -- 0.5%
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Swift Transportation Co., Inc.(1)                    305          $    5,161
----------------------------------------------------------------------------

Software Services -- 3.5%
----------------------------------------------------------------------------
Activision, Inc.(1)                                  172          $    2,590
Microsoft Corp.                                      787              20,438
Oracle Corp.(1)                                      530               5,947
Symantec Corp.(1)                                    164               7,388
----------------------------------------------------------------------------
                                                                  $   36,363
----------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
----------------------------------------------------------------------------

Telecommunication Services - Diversified -- 2.1%
----------------------------------------------------------------------------
BellSouth Corp.                                       98          $    2,529
SBC Communications, Inc.                             204               5,080
Telefonos De Mexico-SP, ADR                          125               4,268
Verizon Communications, Inc.                         259               9,775
----------------------------------------------------------------------------
                                                                  $   21,652
----------------------------------------------------------------------------

Telecommunication Services - Wireless -- 1.5%
----------------------------------------------------------------------------
Nextel Communications, Inc.(1)                       450          $   10,737
SpectraSite, Inc.(1)                                 128               4,783
----------------------------------------------------------------------------
                                                                  $   15,520
----------------------------------------------------------------------------

Thrifts & Mortgage Finance --  3.8%
----------------------------------------------------------------------------
Accredited Home Lenders Holding Co.(1)               100          $    2,899
Commercial Capital Bancorp, Inc.(1)                  210               3,709
Countrywide Financial Corp.                          243              14,410
Fannie Mae                                            53               3,642
IndyMac Bancorp, Inc.                                202               6,496
PFF Bancorp, Inc.                                     68               2,547
W Holding Co., Inc.                                  138               2,352
Washington Mutual, Inc.                               75               2,954
----------------------------------------------------------------------------
                                                                  $   39,009
----------------------------------------------------------------------------

Tobacco -- 1.2%
----------------------------------------------------------------------------
Altria Group, Inc.                                   223          $   12,350
----------------------------------------------------------------------------

Utilities - Electric -- 2.7%
----------------------------------------------------------------------------
Dominion Resources, Inc.                              80          $    5,105
Entergy Corp.                                         79               4,313
Exelon Corp.                                          83               5,556
FirstEnergy Corp.                                    150               5,865
Korea Electric Power Corp.                           620               5,822
Scottish Power PLC, ADR                               52               1,438
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                                                                  $   28,099
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Total Common Stocks
  (identified cost $916,727)                                      $1,015,876
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Total Investments -- 98.4%
  (identified cost $916,727)                                      $1,015,876
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.6%                            $   16,016
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Net Assets -- 100.0%                                              $1,031,892
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(1) Non-income producing security.

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2004

Assets
-----------------------------------------------------------------------------
Investments, at value
(identified cost, $916,727)                                        $1,015,876
Cash                                                                   23,145
Dividends receivable                                                    1,054
Tax reclaim receivable                                                     60
Receivable from the Adviser                                            14,684
-----------------------------------------------------------------------------
Total assets                                                       $1,054,819
-----------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------
Payable to affiliate for service fees                              $      216
Accrued expenses                                                       22,711
-----------------------------------------------------------------------------
Total liabilities                                                  $   22,927
-----------------------------------------------------------------------------
Net Assets for 98,749 shares of beneficial interest outstanding    $1,031,892
-----------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------
Paid-in capital                                                    $  968,537
Accumulated net realized loss
(computed on the basis of identified cost)                            (35,292)
Distributions in excess of net investment loss                           (502)
Net unrealized appreciation
(computed on the basis of identified cost)                             99,149
-----------------------------------------------------------------------------
Total                                                              $1,031,892
-----------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share
-----------------------------------------------------------------------------
($1,031,892 [DIV] 98,749 shares
of beneficial interest outstanding)                                $    10.45
-----------------------------------------------------------------------------

Maximum Offering Price Per Share
-----------------------------------------------------------------------------
Maximum Offering Price Per Share
(100 [DIV] 94.25 of $10.45)                                        $    11.09
-----------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
April 30, 2004

Investment Income
-----------------------------------------------------------------------------
Dividends (net of foreign taxes, $74)                                 $ 6,392
Interest                                                                   21
-----------------------------------------------------------------------------
Total investment income                                               $ 6,413
-----------------------------------------------------------------------------

Expenses --
  Investment adviser fee                                              $ 3,148
  Administration fee                                                      722
  Service fees                                                          1,204
  Custodian fee                                                         6,989
  Legal and accounting services                                        14,212
  Printing and postage                                                  3,627
  Registration fees                                                       622
  Transfer and dividend disbursing agent fees                             289
  Miscellaneous                                                            46
-----------------------------------------------------------------------------
Total expenses                                                        $30,859
-----------------------------------------------------------------------------
Deduct--
  Preliminary voluntary waiver
  and voluntary reimbursement of expenses
  by the Adviser and/or Administrator                                 $24,114
-----------------------------------------------------------------------------
Total expense reductions                                              $24,114
-----------------------------------------------------------------------------
Net expenses                                                          $ 6,745
-----------------------------------------------------------------------------
Net investment loss                                                   $  (332)
-----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                     $35,967
-----------------------------------------------------------------------------
Net realized gain                                                     $35,967
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
Investments (identified cost basis)                                   $16,407
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  $16,407
-----------------------------------------------------------------------------
Net realized and unrealized gain                                      $52,374
-----------------------------------------------------------------------------
Net increase in net assets from operations                            $52,042
-----------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                         Six Months Ended
Increase (Decrease)                        April 30, 2004          Year Ended
in Net Assets                                  (Unaudited)   October 31, 2003
-----------------------------------------------------------------------------
From operations--
  Net investment income (loss)                 $     (332)          $     641
  Net realized gain (loss)                         35,967             (10,504)
  Net change in unrealized
  appreciation (depreciation)                      16,407             149,518
-----------------------------------------------------------------------------
Net increase in net assets
from operations                                $   52,042           $ 139,655
-----------------------------------------------------------------------------
Distributions to Shareholders:
From net investment income                     $     (811)          $      --
-----------------------------------------------------------------------------
Total distributions to shareholders            $     (811)          $      --
-----------------------------------------------------------------------------
Transactions in shares of
beneficial interest --
  Proceeds from sale of shares                 $  133,044           $ 189,379
  Net asset value of shares
  issued to shareholders
  in payment of distributions declared                811                  --
  Cost of shares redeemed                        (102,173)            (66,202)
-----------------------------------------------------------------------------
Net increase in net assets from
Fund share transactions                        $   31,682           $ 123,177
-----------------------------------------------------------------------------
Net increase in net assets                     $   82,913           $ 262,832
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                         $  948,979           $ 686,147
-----------------------------------------------------------------------------
At end of period                               $1,031,892           $ 948,979
-----------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
net investment income (loss) included in net assets
-----------------------------------------------------------------------------
At end of period                               $     (502)          $     641
-----------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
FINANCIAL STATEMENTS CONT'D


Financial Highlights

                                                           Six Months
                                                                Ended
                                                             April 30,                   Year Ended October 31,
                                                                 2004              -------------------------------
                                                           (Unaudited)                 2003(1)              2002(1)
------------------------------------------------------------------------------------------------------------------
Net asset value-- Beginning of period                        $  9.860              $  8.400             $ 10.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 $ (0.004)             $  0.007             $ (0.001)
Net realized and unrealized gain (loss)                         0.603                 1.453               (1.599)
------------------------------------------------------------------------------------------------------------------
Total loss from operations                                   $  0.599              $  1.460             $ (1.600)
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income                                   $ (0.009)             $     --             $     --
------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (0.009)             $     --             $     --
------------------------------------------------------------------------------------------------------------------
Net asset value-- End of period                              $ 10.450              $  9.860             $  8.400
------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                  6.08%                17.38%              (16.00)%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data *
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                    $  1,032              $    949             $    686
Ratios (As a percentage of average daily net assets):
  Net expenses                                                   1.40%(3)              1.40%                1.45%
  Net expenses after custodian fee reduction                     1.40%(3)              1.40%                1.40%
  Net investment income (loss)                                  (0.07)%(3)             0.08%               (0.01)%

Portfolio Turnover                                                 44%                   64%                  90%
------------------------------------------------------------------------------------------------------------------
* The operating expenses of the Fund reflect a voluntary waiver of the investment adviser fee, a voluntary waiver of the administration fee, and a voluntary allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                       6.41%(3)              6.67%                7.22%
  Expenses after custodian fee reduction                         6.41%(3)              6.67%                7.17%
  Net investment loss                                           (5.08)%(3)            (5.19)%              (5.78)%
  Net investment loss per share                              $ (0.264)             $ (0.461)            $ (0.552)
------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3) Annualized.


See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1  Significant Accounting Policies
--------------------------------------------------------------------------
Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust) and commenced operations on November 1, 2001. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for Federal income tax purposes, had a capital loss carryover of $67,674, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal
Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($57,732) and October 31, 2011 ($9,942).

D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2004, $1 of credit balances were used to reduce the Fund's custodian fee.

F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance Equity Research Fund as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D


G Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

I Interim Financial Statements -- The interim financial statements relating to April 30, 2004 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2  Distributions to Shareholders
--------------------------------------------------------------------------
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3  Shares of Beneficial Interest
--------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended
                                        April 30, 2004         Year Ended
                                            (Unaudited)  October 31, 2003
-------------------------------------------------------------------------

Sales                                           12,544             21,741

Issued to shareholders electing to
receive payments of distributions
in Fund shares                                      79                 --

Redemptions                                    (10,121)            (7,169)
-------------------------------------------------------------------------
Net increase                                     2,502             14,572
-------------------------------------------------------------------------

At April 30, 2004, EVM and an EVM retirement plan owned 43% and 38%, respectively, of the outstanding shares of the Fund.


4  Investment Adviser Fee and
   Other Transactions with Affiliates
--------------------------------------------------------------------------
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the fee amounted to $3,148 all of which was voluntarily waived. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund. For the six months ended April 30, 2004, the fee amounted to $722, all of which was voluntarily waived. To reduce the net investment loss of the Fund, EVM was voluntarily allocated $20,244 of the Fund's operating expenses. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $32 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

Eaton Vance Equity Research Fund as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D


5  Service Plan
--------------------------------------------------------------------------
The Trust has in effect a Service Plan (The Plan) for the Fund. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annually) of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended April 30, 2004 amounted to $1,204.


6  Investment Transactions
--------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $422,286 and $419,275, respectively, for the six months ended April 30, 2004.


7  Federal Income Tax Basis of Unrealized
   Appreciation (Depreciation)
--------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost                         $916,727
-----------------------------------------------
Gross unrealized appreciation          $124,875

Gross unrealized depreciation           (25,726)
-----------------------------------------------
Net unrealized appreciation            $ 99,149
-----------------------------------------------


8  Contingent Deferred Sales Charge
--------------------------------------------------------------------------
Shares of the Fund may be subject to a 1% contingent deferred sales charge
(CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2004, EVD did not receive any CDSC paid by shareholders of the Fund.

Eaton Vance Equity Research Fund

INVESTMENT MANAGEMENT

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President and
Investment Team Leader

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Alan R. Dynner
Secretary

James L. O'Connor
Treasurer


Trustees

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Adviser and Administrator of Eaton Vance Equity Research Fund Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109


----------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus.
Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.
----------------------------------------------------------------------------

1325-6/04                                                             ERSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


Item 3. Audit Committee Financial Expert

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).


Item 4. Principal Accountant Fees and Services

Not required in this filing


Item 5. Audit Committee of Listed registrants

Not required in this filing.


Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.


Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.


Item 10. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.


Item 11. Exhibits

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Fund Trust on behalf of Eaton Vance Equity Research Fund

By: /s/ Thomas E. Faust
    ---------------------------
Thomas E. Faust
President

Date:  June 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James L. O'Connor
    ---------------------------
James L. O'Connor
Treasurer

Date:  June 17, 2004


By: /s/ Thomas E. Faust
    ---------------------------
Thomas E. Faust
President

Date:  June 17, 2004